Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2011
Convertible Senior Notes.
Schedule of Convertible Senior Notes

	Year ended December 31,
	2010	2011
	RMB	RMB	US$

Principal amount of Convertible Senior Notes	7,947	7,561	1,202
Cumulative interest payable	174	1,657	263
Net carrying amount	8,121	9,218	1,465

Carrying amount of additional paid-in-capital	43,016	43,016	6,835

Schedule of interest relating to the Convertible Senior Notes

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Contractual coupon interest	65,263	64,786	1,483	236
Amortization of debt discount	12,871	14,103	—	—
Amortization of debt issuance costs	12,453	11,846	—	—
Interest cost capitalized	(25,092)	(34,789)	(362)	(58)
Total interests expense	65,495	55,946	1,121	178